Units (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 31, 2020
Units (Details) [Line Items]
Common stock units outstanding	21,136	4,576,572
Public warrants outstanding	21,136
IPO [Member]
Units (Details) [Line Items]
Share Price (in Dollars per share)			$ 11.5